Cash flow statement - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Interest expense and hedging valuation adjustments on subordinated liabilities	£ 536	£ 275	£ 399
Revaluation of investment properties	0	0	1
Net credit in respect of defined benefit schemes	(37)	(11)	(79)
Depreciation and amortisation	3,420	3,371	2,851
Regulatory and legal provisions	953	880	661
Other provision movements	(33)	(170)	7
Allowance for loan losses	864	507	335
Write-off of allowance for loan losses, net of recoveries	(1,094)	(1,028)	(1,113)
Impairment (credit) charge on undrawn balances	(71)	(48)	10
Impairment credit on financial assets at fair value through other comprehensive income	(1)	(3)	(2)
Foreign exchange element on balance sheet	167	92	273
Other non-cash items	1,613	2,739	3,182
Total non-cash items	6,317	6,604	6,525
Contributions to defined benefit schemes	(152)	(175)	(1,345)
Payments in respect of regulatory and legal provisions	(276)	(378)	(362)
Total other items	(428)	(553)	(1,707)
Non-cash and other items	£ 5,889	£ 6,051	£ 4,818